RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

16.                   RELATED PARTY TRANSACTION

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Related parties	Relationship with the Group
Tianjin SAMC	Non-controlling shareholder of Vimicro Tianjin
Vimicro Wuxi	0.1% equity investee of the Company
VMF Consulting Company	Owned by certain executives of the Company
Vimicro Qingdao	18% equity investee of the Company
Zhongtianxin	51% equity investee of the Company
Visiondigi	12.03% equity investee of the Company
Vimicro Xingguang	Owned by certain executives of the Company up to September 25, 2012

(a) The Group had the following related party transactions:

(1) In December 2010, the Company disposed off 95% of equity interest in Vimicro Wuxi to VMF Consulting Company, a related party. The Company subsequently transferred 4.9% equity interest in Vimicro Wuxi for cash consideration, based on a fair market value purchase price according to a third party appraisal, to VMF Consulting Company in December 2012. As a result, as of December 31, 2012, the Company owned 0.1% of Vimicro Wuxi.

Under the terms of the arrangement, VMF Consulting Company will pay Vimicro China for cash consideration of $427 from Vimicro China in connection with the disposal of equity interest in 2012.

(2) In November 2007, Vimicro Shanghai entered into an agreement with Zhangjiang Semiconductor Industry Park Co., Ltd., pursuant to which, in consideration of RMB42.2 million ($6,400), Vimicro Shanghai would acquire land use rights for 21,123 square meters of land in Zhangjiang Hi-Tech Park, Shanghai. The Company originally planned to use this property as the site of a research and development center for Non-core IC Businesses. As the Group started focusing on surveillance and security business by divesting certain Non-core IC Businesses reported under the multimedia processors segment according to its long term development strategy, the Group decided to dispose acquired land use right associated with Non-core IC Businesses that have not been and will not be used. In November 2012, the Group completed the disposal of the equity interest in the parent company of Vimicro Shanghai, VMF Shanghai, for a cash consideration of $10,410 based upon a third party valuation report using asset-based approach, to Vimicro Xingguang Corporation, which was a related party until September 2012, after obtaining the approval from the Group’s Audit Committee and Special Independent Committee. The book value of Vimicro Shanghai was $10,744, including a land use right of $ 6,522, other receivable and cash of $4,272. The gain on disposal of the equity interest amounted to $1,133.

(3) In addition to the transactions disclosed elsewhere in these financial statements, the Group also had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Years Ended December 31
	2010	2011	2012
Sales
Ningbo Sunny Opotech Co., Ltd	329	72	—
Vimicro Qingdao	—	4,193	333
Vimicro Wuxi	2,764	—	—
Tianjin SAMC	—	—	523
Purchase of inventories
Ningbo Sunny Opotech Co., Ltd.	391	64	—
Loan from a related party
Vimicro Wuxi	11,325	—	—
Repayment of loan
Vimicro Wuxi	6,795	—	—

(b)                     The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31
	2011	2012
Amounts due from related parties:
Vimicro Qingdao	4,257	3,200
VMF Consulting Company	—	430
Vimicro Wuxi	477	2
Tianjin SAMC	97	422
Visiondigi	—	64
Zhongtianxin	—	107
Total	4,831	4,225
Amounts due to related parties:
Vimicro Wuxi	676	513
Zhongtianxin *	287	1,671
Total	963	2,184

* The amount due to Zhongtianxin represents the payable to Zhongtianxin related to prepayments made to vendors by Zhongtianxin on behalf of the Group.